Intangible and Other Assets (Details 2) (USD $)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Intangible and Other Assets
Amortization expense for intangible assets	$ 5,100,000	$ 5,200,000	$ 3,500,000
Estimated aggregate future amortization expense by fiscal year
2015	4,633,000
2016	4,494,000
2017	4,236,000
2018	3,877,000
2019	$ 3,780,000